General	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
General

Note 1 - General

A.	Introduction

Maris-Tech Ltd. (the “Company”) was incorporated in 2008 in Israel. The Company develops, designs and manufactures high-end digital video and audio products and solutions for the professional as well as the civilian and home security markets, which can be sold off the shelf or fully customized to meet customers’ requirements.

On February 4, 2022, the Company closed an initial public offering (“IPO”). In connection with the IPO, the Company issued and sold 4,244,048 ordinary shares, no par value (“Ordinary Shares”), and 4,244,048 warrants (after giving effect to the partial exercise of the underwriter’s over-allotment option and the exercise of pre-funded warrants sold in the IPO). The Ordinary Shares and warrants were approved for listing on the Nasdaq Capital Market (“Nasdaq”) and commenced trading under the symbol “MTEK” and “MTEKW,” respectively, on February 2, 2022. For further information see Note 8.

The company operates in Israel and sells to customers in other countries, including the United Kingdom and Switzerland.

B.	Basis of Presentation

The accompanying unaudited condensed interim financial statements and related disclosures have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Certain information and disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. Accordingly, these condensed interim financial statements should be read in conjunction with the Company’s audited financial statements and related notes for the year ended December 31, 2021. The condensed balance sheet as of December 31, 2021 is derived from the audited financial statements at that date, but does not include all of the disclosures required by GAAP.

In the opinion of management, all adjustments considered necessary for a fair statement, consisting of normal recurring adjustments, have been included. Operating results for the six-months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022.

Use of Estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the assets, liabilities, revenue, costs, expenses that are reported in the condensed interim financial statements and accompanying disclosures. These estimates are based on management’s best knowledge of current events, historical experience, actions that the Company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As a result, actual results may be different from these estimates.

C.	Liquidity and Capital Resources

The Company has experienced net losses and negative cash flows from operations since its inception and has relied on its ability to fund its operations primarily through proceeds from sales of Ordinary Shares and warrants of the Company, loans from banks and long-term loans from shareholders. As of June 30, 2022 and December 31, 2021, the Company had working capital of $12 million and working capital deficit of $1 million, respectively, an accumulated deficit of $6.7 million and $4.5 million, respectively, and negative cash flow from operating activity of $2.9 million and $0.8 million for the six months ended June 30, 2022 and 2021, respectively. The Company anticipates such losses will continue until its products reach commercial profitability.

On March 24, 2021, the Company issued 489,812 preferred shares of the Company, no par value (the “Preferred Shares”), and warrants to purchase up to an aggregate of 489,812 Ordinary Shares to certain investors (the “March 2021 Investors”) in a private placement (the “March 2021 Private Placement”), for aggregate gross proceeds of $1.5 million. These Preferred Shares were converted into an equal number of Ordinary Shares in connection with the closing of the IPO.

On February 4, 2022, in connection with the IPO, the Company issued and sold 4,244,048 Ordinary Shares and 4,244,048 warrants (after giving effect to the partial exercise of the underwriter’s over-allotment option and the exercise of pre-funded warrants sold in the IPO) and received aggregate gross proceeds of $17.8 million before deducting underwriting discounts and commissions and before offering expenses ($15.1 million net proceeds after deducting approximately $1.35 million of underwriting discounts and commissions and approximately $1.35 million of other offering costs).

During February and May 2022, the Company repaid its liabilities to banks and Yaad Consulting and Management Services (1995) Ltd. (“Yaad”) in the total amount of approximately $1.4 million and released personal guarantees securing certain of those loans. In addition, the Company released all the collateral it provided to the banks.

Therefore, based on management’s projections of the business results for the next twelve months, management concluded that the Company has sufficient liquidity to satisfy its obligations over the next twelve months. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

In connection with the outbreak of COVID-19, the Company has taken steps to protect its workforce in Israel. Such steps include remote work when possible, minimizing face-to-face meetings and utilizing video conference as much as possible, practicing social distancing at facilities and elimination of all international travel. The Company continues to comply with all local health directives.

Another impact of the COVID-19 pandemic has been on product delivery, where the lead time to procure component parts is longer and a shortage in supply of component parts has increased as the duration of the COVID-19 pandemic has continued. As long as the COVID-19 pandemic continues, the lead time to obtain component parts may be longer than normal and shortage in supply of component parts may continue or worsen. Therefore, the Company maintains a comprehensive network of world-wide suppliers.